Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk and capital management [Abstract]
Disclosure of detailed information about the group borrowings [Table Text Block]

BORROWINGS				2025				2024
(Million euro)	Total debt	% debt hedged	Net exposed debt	Impact on profit/(loss) + 100 bps	Total debt	% debt hedged	Net exposed debt	Impact on profit/(loss) + 100 bps
Ex-infrastructure project companies	2,810	99%	22	—	2,886	91%	255	3
Highways	7,094	96%	258	3	7,945	97%	237	2
Airports	77	64%	28	—	94	96%	4	—
Construction	97	90%	10	—	103	90%	10	—
Energy	307	95%	17	—	211	100%	—	—
Other	42	100%	—	—	47	100%	—	—
Infrastructure project companies	7,617	96%	313	3	8,400	97%	251	2
Total borrowings	10,427	97%	336	3	11,288	96%	503	5

Disclosure of detailed information about currency of the main derivatives

(Millions)
2025	Notional		Mark to Market
	Local currency	EUR	EUR
USD	2,847	2,606	140
CAD	538	349	7

(Millions)
2024	Notional		Mark to Market
	Local currency	EUR	EUR
USD	2,347	2,202	6
CAD	932	624	(4)

Disclosure of detailed information about the value of assets liabilities non controlling interests and shareholders funds attributed to the parent company by type of currency [Table Text Block]

	DEC. 2025
Currency	Assets	Liabilities	Parent company shareholders’ funds	Non-controlling interests
(Million euro)
Euro	7,596	4,997	2,398	200
Pound sterling	670	399	270	1
US dollar	13,354	11,700	318	1,336
Canadian dollar	2,104	631	1,473	—
Australian dollar	240	148	92	—
Polish zloty	2,056	1,658	177	220
Chilean peso	163	67	96	—
Colombian peso	266	136	130	—
Indian rupee	884	1	882	—
Other	88	17	72	(1)
GROUP TOTAL	27,420	19,755	5,908	1,757

	DEC. 2024
Currency	Assets	Liabilities	Parent company shareholders’ funds	Non-controlling interests
(Million euro)
Euro	8,145	4,815	3,119	211
Pound sterling	602	382	219	1
US dollar	15,561	13,131	796	1,634
Canadian dollar	882	457	425	—
Australian dollar	289	215	74	—
Polish zloty	1,918	1,576	144	199
Chilean peso	251	132	120	—
Colombian peso	233	133	100	—
Indian rupee	1,026	3	1,023	—
Other	91	36	56	—
GROUP TOTAL	28,999	20,879	6,075	2,045

Disclosure of detailed information about the group main financial assets exposed to credit or counter party risk [Table Text Block]

(Million euro)	2025	2024	Var 25/24
Investments in financial assets (1)	2,038	1,945	93
Non-current financial assets	624	1,297	(673)
Net financial derivatives (assets)	338	241	97
Trade and other receivables	2,249	2,223	26
(1) Included in cash and cash equivalents